Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 17–TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

ReTo was incorporated in the British Virgin Islands and is exempt from paying income tax. REIT Holdings is registered in Hong Kong as a holding company.

The Company’s operating subsidiaries were all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Enterprise Income Tax Law of PRC, the corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. However, Beijing REIT, Hainan Yile IoT and IoV Technology Research were recognized as a High-New Technology Enterprise by PRC government and subject to a favorable income tax rate of 15%.

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Years Ended December 31,
	2022	2021	2020
Income tax benefit computed based on PRC statutory income tax rate	$(3,849,305)	$(5,118,519)	$(1,179,508)
Effect of favorable income tax rate in certain entity in PRC	181,088	889,716	(164,071)
Non-PRC entities not subject to PRC tax (1)	1,749,333	1,564,644	401,488
Research & Development (“R&D”) tax credit (2)	(240,150)	(260,213)	(251,178)
Non-deductible expenses - permanent difference (3)	171,393	588,191	826,034
Change in valuation allowance	1,970,079	2,339,650	937,209
Effective tax (benefit) expense	$(17,562)	$3,469	$569,974

(1)	Represents the tax losses incurred from operations outside of China.

(2)	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(3)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

The breakdown of the Company’s income (loss) before income tax provision is as follows:

	For the Years Ended December 31,
	2022	2021	2020
Loss before income tax expense from China	$(9,398,680)	$(13,889,029)	$(3,280,706)
Loss before income tax expense from outside of China	(5,998,540)	(6,585,045)	(1,437,326)
Total loss before income tax provision	$(15,397,220)	$(20,474,074)	$(4,718,032)

Loss before income tax expense from outside of China represents the losses incurred in ReTo, REIT Holdings, REIT India and REIT US, which are mainly holding companies incorporated outside of China.

The income tax provision (benefit) for the years ended December 31, 2022, 2021 and 2020 was as follows:

	For the Years ended December 31,
	2022	2021	2020
Current	$-	$3,469	$569,974
Deferred	(17,562)	-	-
Total	$(17,562)	$3,469	$569,974

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31, 2022 and 2021.

Deferred tax asset	December 31 2022	December 31 2021
Provision of doubtful accounts	$531,902	$323,107
Tax loss carried forwards	5,443,492	4,482,385
Valuation allowance on tax losses	(5,975,394)	(4,805,492)
	$-	$-

(b)	VAT

The Company is subject to VAT for selling products in China. The applicable VAT rate is 13% for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes Payable

The Company’s taxes payable consists of the following:

	December 31,	December 31,
	2022	2021
VAT tax payable	$359,391	$422,678
Corporate income tax payable	1,702,591	2,156,850
Land use tax and other taxes payable	15,106	20,242
Total	$2,077,088	$2,599,770

As of December 31, 2022 and 2021, the Company had tax payables of approximately $2.1 million and $2.6 million, respectively, mostly related to the unpaid income tax and business tax in China. For the years ended December 31, 2022 and 2021, the Company has not received any penalty and interest charge notice from local tax authorities. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax payables in a short term but cannot guarantee such settlement will ultimately occur.